Schedule of Investments (unaudited) July 31, 2020	iShares® iBonds® Dec 2024 Term Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Municipal Debt Obligations

Alabama — 1.0%
Alabama Federal Aid Highway Finance Authority RB
Series A, 5.00%, 09/01/24	$130	$154,748
Series B, 5.00%, 09/01/24	320	380,918
Alabama Public School & College Authority RB
Series A, 5.00%, 02/01/24	25	29,091
Series A, 5.00%, 05/01/24	75	88,112
Series B, 5.00%, 01/01/24	120	139,188
Auburn University RB, Series B, 5.00%, 06/01/24	35	41,015
City of Huntsville AL GO, Series A, 5.00%, 08/01/24	15	17,855
County of Mobile AL GOL, Series A, 5.00%, 06/01/24	50	58,760
State of Alabama GO
Series A, 5.00%, 08/01/24	135	160,219
Series A, 5.00%, 11/01/24	90	107,771
Series C, 5.00%, 08/01/24	50	59,341
University of Alabama (The) RB, Series A, 5.00%, 07/01/24	130	153,525

		1,390,543

Alaska — 0.2%
State of Alaska GO, Series B, 5.00%, 08/01/24	255	303,083

Arizona — 3.1%
Arizona Board of Regents COP, Series A, 5.00%, 06/01/24	50	57,871
Arizona State University RB
Series B, 5.00%, 07/01/24	45	53,047
Series C, 5.00%, 07/01/24	10	11,788
Arizona Transportation Board RB, 5.00%, 07/01/24	295	348,544
Arizona Water Infrastructure Finance Authority RB, 5.00%, 10/01/24	245	292,510
City of Peoria AZ GOL, Series B, 5.00%, 07/15/24	225	267,075
City of Phoenix AZ GO
4.00%, 07/01/24	510	584,644
5.00%, 07/01/24	125	148,155
City of Phoenix Civic Improvement Corp. RB
5.00%, 07/01/24	170	201,491
Series A, 5.00%, 07/01/24	360	424,534
Series B, 5.00%, 07/01/24	435	514,881
Series D, 5.00%, 07/01/24	75	87,489
City of Scottsdale AZ GOL, 4.00%, 07/01/24	200	229,694
City of Tucson AZ COP, 5.00%, 07/01/24 (AGM)	85	99,657
City of Tucson AZ Water System Revenue RB, 5.00%, 07/01/24	70	82,817
County of Pima AZ Sewer System Revenue RB, 5.00%, 07/01/24	145	171,549
Maricopa County Unified School District No. 97-Deer Valley/AZ GO, 4.00%, 07/01/24	20	22,843
Maricopa County Union High School District No. 210-Phoenix GO, 5.00%, 07/01/24	50	59,155
Regional Public Transportation Authority RB, 5.25%, 07/01/24	145	173,458
State of Arizona COP
5.00%, 09/01/24	200	236,734
5.00%, 10/01/24	135	160,254
University of Arizona (The) RB
Series A, 5.00%, 06/01/24	50	58,760
Series B, 5.00%, 06/01/24	150	176,278

		4,463,228

Arkansas — 0.1%
State of Arkansas GO, 4.00%, 06/01/24	80	91,342

Security	Par (000)	Value

California — 8.8%
Allan Hancock Joint Community College District/CA GO
5.00%, 08/01/24	$85	$101,628
5.00%, 08/01/24 (ETM)	10	11,846
Beverly Hills Unified School District CA GO, 0.00%, 08/01/24(a)	450	441,301
California Educational Facilities Authority RB, 0.00%, 10/01/24(a)	160	153,922
California Health Facilities Financing Authority RB, Series A, 5.00%, 11/15/24	20	23,784
California Infrastructure & Economic Development Bank RB, Series A, 5.00%, 10/01/24	155	186,914
California State Public Works Board RB
Series A, 5.00%, 09/01/24	225	268,540
Series B, 5.00%, 10/01/24	205	245,412
Series C, 5.00%, 03/01/24	100	117,089
Series D, 5.00%, 09/01/24	145	173,059
Series F, 5.00%, 05/01/24	80	94,281
Series G, 5.00%, 05/01/24	120	141,421
Series H, 5.00%, 12/01/24	65	78,281
California State University RB, Series A, 5.00%, 11/01/24	300	361,348
Cerritos Community College District GO, Series D, 0.00%, 08/01/24(a)	125	122,681
City of San Francisco CA Public Utilities Commission Water Revenue RB
5.00%, 11/01/24	200	241,182
Series D, 5.00%, 11/01/24	15	18,089
Coast Community College District GO, Series D, 5.00%, 08/01/24	35	41,847
Evergreen School District GO, 0.00%, 08/01/24 (AGC)(a)	100	98,145
Grossmont Union High School District GO
0.00%, 08/01/24 (NPFGC)(a)	290	283,040
5.00%, 08/01/24	25	29,891
Long Beach Community College District GO, Series F, 5.00%, 06/01/24	10	11,878
Los Angeles Community College District/CA GO, 5.00%, 08/01/24	120	143,527
Los Angeles County Metropolitan Transportation Authority RB, Series A, 5.00%, 07/01/24	105	125,130
Los Angeles County Sanitation Districts Financing Authority RB, Series A, 5.00%, 10/01/24	95	114,077
Los Angeles Department of Water & Power System Revenue RB
Series A, 5.00%, 07/01/24	110	130,803
Series B, 5.00%, 07/01/24	190	225,933
Series C, 5.00%, 07/01/24	65	77,293
Los Angeles Unified School District/CA GO
Series A, 5.00%, 07/01/24	855	1,016,330
Series B, 5.00%, 07/01/24	160	190,190
Series C, 5.00%, 07/01/24	190	225,851
North Orange County Community College District/CA GO, Series B, 0.00%, 08/01/24 (NPFGC)(a)	70	68,674
Pasadena Unified School District GO, Series B, 5.00%, 08/01/24	30	35,147
Placer Union High School District/CA GO, Series A, 0.00%, 08/01/24 (NPFGC)(a)	25	24,352
Port of Los Angeles RB, Series A, 5.00%, 08/01/24	15	17,613
Poway Unified School District GO, Series A, 0.00%, 08/01/24(a)	50	48,781
Sacramento Municipal Utility District RB, Series E, 5.00%, 08/15/24	85	101,586

1

Schedule of Investments (unaudited) (continued) July 31, 2020	iShares® iBonds® Dec 2024 Term Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

California (continued)
Salinas Union High School District GO, Series A, 0.00%, 10/01/24 (NPFGC)(a)	$20	$19,586
San Diego Community College District GO, 5.00%, 08/01/24	40	47,842
San Diego Unified School District/CA GO
Series A, 0.00%, 07/01/24(a)	440	428,388
Series A, 0.00%, 07/01/24 (ETM)(a)	160	157,336
Series C-1, 5.50%, 07/01/24 (AGM)	160	193,794
Series R-4, 5.00%, 07/01/24	135	160,881
San Francisco City & County Airport Commission San Francisco International Airport RB, Series D, 5.00%, 05/01/24	55	64,078
San Francisco City & County Public Utilities Commission Wastewater Revenue RB, Series A, 5.00%, 10/01/24	155	186,914
San Marcos Unified School District GO, 0.00%, 08/01/24(a)	40	38,932
State of California Department of Water Resources RB
Series AR, 5.00%, 12/01/24 (PR 06/01/24)	10	11,841
Series AS, 5.00%, 12/01/24	410	496,334
Series AW, 5.00%, 12/01/24	105	127,110
Series BA, 5.00%, 12/01/24	170	205,797
State of California GO
5.00%, 03/01/24	265	311,012
5.00%, 04/01/24	400	471,004
5.00%, 08/01/24	340	405,609
5.00%, 09/01/24	465	556,451
5.00%, 10/01/24	525	630,184
5.00%, 11/01/24	405	487,628
Series A, 5.00%, 10/01/24	175	210,061
Series B, 5.00%, 08/01/24	100	119,297
Series B, 5.00%, 09/01/24	880	1,053,069
University of California RB
Series AM, 5.00%, 05/15/24	20	23,697
Series AO, 5.00%, 05/15/24	240	284,366
Series AV, 5.00%, 05/15/24	40	47,394
Series AY, 5.00%, 05/15/24	110	130,335
William S Hart Union High School District GO, Series B, 0.00%, 08/01/24 (AGM)(a)	125	121,902

		12,781,708

Colorado — 1.1%
Board of Governors of Colorado State University System RB, Series E-2, 5.00%, 03/01/24 (NPFGC)	150	174,408
City & County of Denver CO Airport System Revenue RB, Series A, 5.00%, 11/15/24	110	129,993
Denver City & County School District No. 1 COP, Series A, 5.00%, 12/01/24	45	54,000
Denver City & County School District No. 1 GO
5.00%, 12/01/24 (SAW)	80	96,230
Series A, 5.50%, 12/01/24 (SAW)	375	459,135
Series B, 5.00%, 12/01/24 (SAW)	60	72,173
E-470 Public Highway Authority RB, Series B, 0.00%, 09/01/24 (NPFGC)(a)	25	24,252
Metro Wastewater Reclamation District RB, 5.00%, 04/01/24	215	252,649
University of Colorado RB
Series B-1, 5.00%, 06/01/24	50	58,906
Series C, 2.00%, 06/01/54 (Put 10/15/24)(b)(c)	250	263,345

		1,585,091

Connecticut — 1.5%
State of Connecticut GO
Series A, 5.00%, 03/01/24	105	121,841
Series A, 5.00%, 03/15/24	190	220,790

Security	Par (000)	Value

Connecticut (continued)
Series B, 5.00%, 04/15/24	$130	$151,528
Series B, 5.00%, 05/15/24	25	29,228
Series D, 5.00%, 04/15/24	290	338,024
Series D, 5.00%, 06/15/24	85	99,677
Series D, 5.00%, 08/15/24	295	347,997
Series E, 5.00%, 09/15/24	85	100,555
Series E, 5.00%, 10/15/24	175	207,611
State of Connecticut Special Tax Revenue RB
Series A, 5.00%, 08/01/24	340	400,547
Series A, 5.00%, 09/01/24	175	206,754

		2,224,552

Delaware — 0.9%
County of New Castle DE GO, 5.00%, 10/01/24	115	137,987
Delaware Transportation Authority RB
4.00%, 07/01/24	195	222,475
5.00%, 07/01/24	25	29,492
State of Delaware GO
5.00%, 03/01/24	360	421,942
5.00%, 10/01/24	180	215,732
Series A, 5.00%, 10/01/24	100	119,851
Series B, 5.00%, 07/01/27 (PR 07/01/24)	85	100,511

		1,247,990

District of Columbia — 0.8%
District of Columbia GO
Series A, 4.00%, 06/01/24	55	62,933
Series A, 5.00%, 06/01/24	400	473,428
Series A, 5.00%, 10/15/24	120	144,024
Series D, 5.00%, 06/01/24	240	284,057
District of Columbia RB, Series A, 5.00%, 12/01/24	160	192,922
District of Columbia Water & Sewer Authority RB, Series B, 5.00%, 10/01/24	40	47,940
Metropolitan Washington Airports Authority RB, Series B, 5.00%, 10/01/24	15	17,724

		1,223,028

Florida — 4.2%
Central Florida Expressway Authority RB, 5.00%, 07/01/24	30	35,224
City of Jacksonville FL RB, Series B, 5.00%, 10/01/24	25	29,791
City of Tampa FL Water & Wastewater System Revenue RB, 5.00%, 10/01/24	25	30,020
County of Hillsborough FL Community Investment Tax Revenue RB, 5.00%, 11/01/24	50	59,038
County of Miami-Dade FL Aviation Revenue RB, 5.00%, 10/01/24	90	105,697
County of Miami-Dade FL GO
Series A, 5.00%, 07/01/24	250	295,930
Series B, 5.00%, 07/01/24	100	118,396
County of Miami-Dade FL Transit System RB, 5.00%, 07/01/24	120	140,438
County of Miami-Dade FL Water & Sewer System Revenue RB
5.00%, 10/01/24	395	472,866
Series B, 5.00%, 10/01/24	110	131,684
County of Sarasota FL RB, 5.00%, 10/01/24	45	53,664
Florida Department of Environmental Protection RB
5.00%, 07/01/24	145	171,735
Series A, 5.00%, 07/01/24	335	397,055
Florida Municipal Power Agency RB, Series A, 5.00%, 10/01/24	20	23,533
Florida State Development Commission RB, Series A, 5.00%, 07/01/24	100	118,696

2

Schedule of Investments (unaudited) (continued) July 31, 2020	iShares® iBonds® Dec 2024 Term Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Florida (continued)
Florida’s Turnpike Enterprise RB, Series A, 5.00%, 07/01/24	$295	$349,899
Hillsborough County School Board COP, Series A, 5.00%,07/01/24	120	140,897
Lee County School Board (The) COP, 5.00%, 08/01/24	35	41,400
Miami-Dade County Expressway Authority RB, Series B, 5.00%, 07/01/24	85	97,346
Orange County Convention Center/Orlando RB, 5.00%, 10/01/24	190	218,667
Orange County School Board COP
Series B, 5.00%, 08/01/24	15	17,671
Series D, 5.00%, 08/01/24	50	58,904
Palm Beach County School District COP, Series B, 5.00%, 08/01/24	180	213,390
Pasco County School Board COP, Series A, 5.00%, 08/01/24	60	69,959
Reedy Creek Improvement District GOL, Series A, 5.00%, 06/01/24	190	223,366
School Board of Miami-Dade County (The) COP
Series A, 5.00%, 05/01/24	250	292,787
Series D, 5.00%, 02/01/24	50	58,012
School Board of Miami-Dade County (The) GO, 5.00%, 03/15/24	155	181,397
School District of Broward County/FL COP
Series A, 5.00%, 07/01/24	180	209,518
Series B, 5.00%, 07/01/24	20	23,280
Series C, 5.00%, 07/01/24	100	116,399
State of Florida Department of Transportation Turnpike System Revenue RB, Series A, 5.00%, 07/01/24	200	237,220
State of Florida GO
Series A, 5.00%, 01/01/24	75	87,299
Series A, 5.00%, 07/01/24	55	65,118
Series B, 5.00%, 06/01/24	225	266,209
Series E, 5.00%, 06/01/24	200	236,630
State of Florida Lottery Revenue RB
Series A, 5.00%, 07/01/24	340	403,567
Series B, 5.00%, 07/01/24	170	201,783
Volusia County School Board COP, Series A, 5.00%, 08/01/24	20	23,389
Volusia County School Board RB, 5.00%, 10/01/24	20	23,515

		6,041,389

Georgia — 2.2%
City of Atlanta Department of Aviation RB, Series A, 5.00%, 01/01/24	695	800,237
City of Atlanta GA Water & Wastewater Revenue RB, 5.00%, 11/01/24	195	233,776
Fayette County School District/GA GO, 5.25%, 09/01/24 (SAW)	65	78,178
Gwinnett County Water & Sewerage Authority RB, 5.00%, 08/01/24	500	595,600
Metropolitan Atlanta Rapid Transit Authority RB, Series A, 4.00%, 07/01/24	170	194,167
State of Georgia GO
Series A, 5.00%, 02/01/24	100	116,859
Series A-1, 5.00%, 02/01/24	130	151,917
Series C, 5.00%, 07/01/24	165	195,990
Series C-1, 5.00%, 01/01/24	105	122,295
Series C-1, 5.00%, 07/01/24	285	338,529
Series E, 5.00%, 12/01/24	320	386,304

		3,213,852

Security	Par (000)	Value

Hawaii — 1.6%
City & County Honolulu HI Wastewater System Revenue RB
Series A, 5.00%, 07/01/24	$155	$183,380
Series B, 5.00%, 07/01/24	170	201,127
City & County of Honolulu HI GO
Series A, 5.00%, 09/01/24	405	481,193
Series A, 5.00%, 10/01/24	50	59,581
Series B, 5.00%, 10/01/24	90	107,247
Series C, 5.00%, 10/01/24	70	83,414
Series D, 5.00%, 09/01/24	130	154,457
County of Hawaii HI GO
Series A, 5.00%, 09/01/24	15	17,856
Series B, 4.00%, 09/01/24	20	22,998
County of Maui HI GO, 5.00%, 09/01/24	35	41,585
State of Hawaii GO
Series EO, 5.00%, 08/01/24	40	47,472
Series ET, 5.00%, 10/01/24	110	131,331
Series EZ, 5.00%, 10/01/24	415	495,477
Series FE, 5.00%, 10/01/24	225	268,632
Series FN, 5.00%, 10/01/24	35	41,787

		2,337,537

Idaho — 0.1%
Idaho Housing & Finance Association RB
5.00%, 07/15/24	115	133,791
Series A, 5.00%, 07/15/24	25	29,085

		162,876

Illinois — 2.2%
Chicago O’Hare International Airport RB
Series C, 5.00%, 01/01/24	170	194,250
Series D, 5.00%, 01/01/24	105	119,979
Series E, 5.00%, 01/01/24	150	171,397
Illinois Finance Authority RB
5.00%, 07/01/24	140	165,814
Series A, 5.00%, 10/01/24	250	297,222
Illinois State Toll Highway Authority RB
5.00%, 01/01/24	100	114,666
Series D, 5.00%, 01/01/24	195	223,599
State of Illinois GO
5.00%, 02/01/24	250	272,848
5.00%, 04/01/24	105	115,000
5.00%, 05/01/24	395	433,378
Series A, 4.00%, 05/01/24	210	222,949
Series A, 5.00%, 10/01/24	65	71,914
Series A, 5.00%, 11/01/24	250	277,025
Series A, 5.00%, 12/01/24	50	55,491
Series D, 5.00%, 11/01/24	385	425,548
State of Illinois RB
Series C, 4.00%, 06/15/24	25	26,721
Series D, 5.00%, 06/15/24	75	82,930

		3,270,731

Indiana — 1.2%
Indiana Finance Authority RB
Series A, 5.00%, 02/01/24	100	116,593
Series A, 5.00%, 10/01/24	200	238,234
Series C, 5.00%, 12/01/24	435	523,462
Indiana Municipal Power Agency RB, Series C, 5.00%, 01/01/24	160	185,170
Indiana University RB, Series X, 5.00%, 08/01/24	135	160,634
Purdue University COP, Series A, 5.00%, 07/01/24	160	189,982

3

Schedule of Investments (unaudited) (continued) July 31, 2020	iShares® iBonds® Dec 2024 Term Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Indiana (continued)
Purdue University RB
Series A, 5.00%, 07/01/24	$150	$178,108
Series DD, 5.00%, 07/01/24	135	160,298

		1,752,481

Iowa — 0.4%
Iowa Finance Authority RB, 5.00%, 08/01/24	350	415,996
State of Iowa RB, Series A, 5.00%, 06/01/24	110	129,869

		545,865

Kansas — 0.9%
City of Wichita KS Water & Sewer Utility Revenue RB, Series A, 5.00%, 10/01/24	200	238,326
Johnson County Unified School District No. 229 Blue Valley GO, Series B, 5.00%, 10/01/24	45	53,829
Johnson County Water District No. 1 RB, 5.00%, 01/01/24	35	40,752
Kansas Development Finance Authority RB, 5.00%, 05/01/24	400	470,584
Sedgwick County Unified School District No. 259 Wichita GO, Series A, 4.00%, 10/01/24	55	63,370
State of Kansas Department of Transportation RB, Series A, 5.00%, 09/01/24	335	396,979

		1,263,840

Kentucky — 0.1%
Louisville & Jefferson County Metropolitan Sewer District RB, 5.00%, 05/15/24	140	165,066

Louisiana — 0.4%
State of Louisiana GO
5.00%, 05/01/24	105	123,399
Series A, 5.00%, 09/01/24	120	142,790
Series B, 5.00%, 05/01/24	25	29,361
Series C, 5.00%, 08/01/24	50	59,319
Series D, 5.00%, 12/01/24	150	180,073

		534,942

Maine — 0.7%
City of Portland ME GO, 5.00%, 10/01/24	110	131,735
Maine Municipal Bond Bank RB
Series A, 5.00%, 11/01/24	105	125,831
Series B, 5.00%, 11/01/24	40	47,936
Series C, 5.00%, 11/01/24	190	227,366
Series D, 5.00%, 11/01/24	25	29,960
Maine Turnpike Authority RB, 5.00%, 07/01/24	120	141,203
State of Maine GO, Series B, 5.00%, 06/01/24	250	295,367

		999,398

Maryland — 4.2%
City of Baltimore MD RB, Series A, 5.00%, 07/01/24	75	88,315
County of Anne Arundel MD GOL, 5.00%, 10/01/24	260	311,851
County of Baltimore MD GO
5.00%, 03/01/24	400	469,140
5.00%, 08/01/24	140	166,891
County of Carroll MD GO, 5.00%, 11/01/24	225	270,693
County of Charles MD GO, 5.00%, 10/01/24	100	119,943
County of Frederick MD GO, Series A, 5.00%, 08/01/24	25	29,802
County of Howard MD GO
Series A, 5.00%, 02/15/24	120	140,494
Series C, 5.00%, 02/15/24	55	64,393
County of Montgomery MD GO
Series A, 5.00%, 11/01/24	400	481,232
Series A, 5.00%, 12/01/24	125	150,840
Series A, 5.00%, 11/01/26 (PR 11/01/24)	10	12,022
Series B, 5.00%, 11/01/24	50	60,154

Security	Par (000)	Value

Maryland (continued)
County of Prince George’s MD GOL
Series A, 4.00%, 09/01/24	$175	$202,002
Series A, 5.00%, 07/15/24	170	202,307
Series B, 5.00%, 07/15/24	100	119,004
State of Maryland Department of Transportation RB
4.00%, 09/01/24	200	230,418
5.00%, 05/01/24	100	117,892
5.00%, 09/01/24	30	35,819
5.00%, 10/01/24	140	167,663
5.00%, 11/01/24	155	186,186
State of Maryland GO
First Series, 5.00%, 06/01/24	370	438,235
Series A, 5.00%, 03/15/24	20	23,493
Series A, 5.00%, 08/01/24	95	113,248
Series B, 4.00%, 08/01/24	150	172,719
Series B, 5.00%, 08/01/24	835	995,387
Series C, 5.00%, 08/01/24	520	619,882
Washington Suburban Sanitary Commission RB
4.00%, 06/01/24	30	34,364
5.00%, 06/01/24	70	82,909
5.00%, 06/15/24 (GTD)	40	47,448

		6,154,746

Massachusetts — 3.2%
Commonwealth of Massachusetts Federal Highway Grant Anticipation Note Revenue RB, Series A, 5.00%, 06/15/24	105	124,239
Commonwealth of Massachusetts GO, Series C, 5.50%, 12/01/24 (AMBAC)	135	165,681
Commonwealth of Massachusetts GOL
Series 7, 5.00%, 07/01/24	65	77,180
Series A, 5.00%, 07/01/24	40	47,496
Series B, 5.00%, 07/01/24	485	575,884
Series B, 5.25%, 09/01/24 (AGM)	565	680,825
Series C, 5.00%, 07/01/24	60	71,243
Series C, 5.00%, 10/01/24	300	359,553
Series F, 5.00%, 05/01/24	100	117,974
Series H, 5.00%, 12/01/24	185	223,066
Commonwealth of Massachusetts Transportation Fund Revenue RB, Series A, 5.00%, 06/01/24	35	41,278
Massachusetts Bay Transportation Authority RB
Series A, 5.00%, 07/01/24	280	331,868
Series B, 5.00%, 07/01/24	30	35,557
Series C, 5.50%, 07/01/24	200	240,936
Massachusetts Clean Water Trust (The) RB
5.00%, 08/01/24	200	238,416
Series 2017, 5.00%, 08/01/24	120	143,050
Massachusetts School Building Authority RB, Series C, 5.00%, 08/15/24	215	255,998
Massachusetts Transportation Trust Fund Metropolitan Highway System Revenue RB, 5.00%, 01/01/24	150	173,819
Massachusetts Water Resources Authority RB
Series B, 5.00%, 08/01/24	210	249,690
Series C, 5.00%, 08/01/24	130	154,570
Series F, 5.00%, 08/01/24	250	297,250

		4,605,573

Michigan — 1.1%
Michigan Finance Authority RB
Series B, 5.00%, 10/01/24	115	137,564
Series C-3, 5.00%, 07/01/24 (AGM)	115	135,908

4

Schedule of Investments (unaudited) (continued) July 31, 2020	iShares® iBonds® Dec 2024 Term Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Michigan (continued)
Michigan State Building Authority RB, Series I, 5.00%, 04/15/24	$330	$386,638
Oxford Area Community School District GO, Series A, 5.00%, 05/01/24	15	17,622
State of Michigan Comprehensive Transportation Revenue RB, 5.00%, 11/15/24	60	71,185
State of Michigan GO, Series A, 5.00%, 12/01/24	220	265,056
State of Michigan RB, 5.00%, 03/15/24	355	411,559
University of Michigan RB
5.00%, 04/01/24	75	88,344
Series A, 5.00%, 04/01/24	50	58,896
Wayne County Airport Authority RB, Series C, 5.00%, 12/01/24	50	58,938

		1,631,710

Minnesota — 1.8%
County of Hennepin MN GO, Series A, 5.00%, 12/01/24	200	241,152
Metropolitan Council GO
Series A, 5.00%, 03/01/24	50	58,603
Series C, 5.00%, 03/01/24	70	82,044
Minneapolis-St Paul Metropolitan Airports Commission RB, Series B, 5.00%, 01/01/24	125	142,650
Minnesota Municipal Power Agency RB, Series A, 5.00%, 10/01/24	90	107,205
Minnesota Public Facilities Authority RB, Series B, 3.00%, 03/01/24	500	550,030
Rosemount-Apple Valley-Eagan Independent School District No. 196 GO, Series A, 5.00%, 02/01/24	115	133,689
Southern Minnesota Municipal Power Agency RB, Series A, 4.00%, 01/01/24	100	112,020
State of Minnesota GO
Series A, 5.00%, 08/01/24	260	310,172
Series B, 5.00%, 08/01/24	190	226,664
Series B, 5.00%, 10/01/24	100	120,035
Series D, 5.00%, 08/01/24	370	441,400
Series E, 5.00%, 10/01/24	75	90,026

		2,615,690

Mississippi — 0.3%
State of Mississippi GO
Series C, 4.00%, 10/01/24	25	28,816
Series C, 5.00%, 10/01/24	305	364,844

		393,660

Missouri — 0.8%
City of Springfield MO Public Utility Revenue RB, 5.00%, 08/01/24	100	118,681
Missouri Highway & Transportation Commission RB
Series A, 5.00%, 05/01/24	425	500,692
Series B, 5.00%, 05/01/24	105	123,701
Missouri State Board of Public Buildings RB, Series A, 4.00%, 04/01/24	200	227,028
University of Missouri RB, Series A, 5.00%, 11/01/24	110	132,080

		1,102,182

Nebraska — 0.8%
City of Omaha NE GO
Series B, 5.00%, 04/15/24	175	205,742
Series B, 5.00%, 11/15/24	25	30,036
Nebraska Public Power District RB, Series A-1, 5.00%, 01/01/24	130	150,835
Omaha Public Power District Nebraska City Station Unit 2 RB, Series A, 5.00%, 02/01/24	45	52,313

Security	Par (000)	Value

Nebraska (continued)
Omaha Public Power District RB
Series A, 5.00%, 02/01/24	$150	$174,776
Series AA, 5.00%, 02/01/24	50	58,221
Series B, 5.00%, 02/01/31 (PR 08/01/24)	430	511,829

		1,183,752

Nevada — 2.1%
Clark County School District GOL
Series B, 5.00%, 06/15/24	50	58,007
Series C, 5.00%, 06/15/24	350	406,052
Clark County Water Reclamation District GOL, 5.00%, 07/01/24	145	171,549
County of Clark Department of Aviation RB, Series C, 5.00%, 07/01/24	105	122,617
County of Clark NV GOL
5.00%, 06/01/24	35	41,205
5.00%, 11/01/24	150	179,266
Series A, 5.00%, 06/01/24	45	52,978
Series A, 5.00%, 11/01/24	205	244,997
Series B, 5.00%, 11/01/24	115	137,438
County of Clark NV RB
5.00%, 07/01/24	180	210,914
Series A, 5.00%, 07/01/24	45	52,569
Las Vegas Valley Water District GOL
Series A, 5.00%, 02/01/24	10	11,663
Series B, 5.00%, 06/01/24	410	484,403
Nevada System of Higher Education RB, Series A, 5.00%, 07/01/24	140	163,964
State of Nevada GOL
Series A, 5.00%, 05/01/24	165	193,981
Series B, 5.00%, 11/01/24	235	281,401
Series D, 5.00%, 04/01/24	25	29,298
State of Nevada Highway Improvement Revenue RB, 5.00%, 12/01/24	120	144,634
Washoe County School District/NV GOL, Series A, 5.00%, 06/01/24	80	93,350

		3,080,286

New Hampshire — 0.2%
New Hampshire Health and Education Facilities Authority Act RB, 5.00%, 07/01/24	50	58,622
New Hampshire Municipal Bond Bank RB
Series B, 5.00%, 08/15/24	50	59,578
Series E, 5.00%, 08/15/24	15	17,787
State of New Hampshire GO, Series B, 5.00%, 12/01/24	115	138,442

		274,429

New Jersey — 1.9%
County of Monmouth NJ Go, 5.00%, 07/15/24	250	297,402
Monmouth County Improvement Authority (The) RB, 5.00%, 12/01/24 (GTD)	65	78,250
New Jersey Economic Development Authority RB
Series AAA, 4.00%, 06/15/24	90	97,927
Series N-1, 5.50%, 09/01/24 (AMBAC)	55	63,994
Series UU, 5.00%, 06/15/24	70	79,169
Series XX, 4.00%, 06/15/24 (SAP)	415	451,553
Series XX, 5.00%, 06/15/24 (SAP)	135	152,682
New Jersey Educational Facilities Authority RB
5.00%, 07/01/24	25	29,760
Series A, 5.00%, 07/01/24	80	95,233
Series A, 5.00%, 09/01/24	110	125,111

5

Schedule of Investments (unaudited) (continued) July 31, 2020	iShares® iBonds® Dec 2024 Term Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

New Jersey (continued)
New Jersey Transportation Trust Fund Authority RB
Series A, 5.00%, 06/15/24	$275	$311,279
Series A-1, 5.00%, 06/15/24	300	340,071
Series AA, 5.00%, 06/15/24	180	203,576
New Jersey Turnpike Authority RB, Series C, 5.00%, 01/01/24	115	131,992
State of New Jersey GO, 5.00%, 06/01/24	235	271,512

		2,729,511

New Mexico — 1.2%
New Mexico Finance Authority RB
5.00%, 06/01/24	150	177,095
Series A, 5.00%, 06/01/24	35	41,322
Series A, 5.00%, 06/15/24	510	602,366
Series D, 5.00%, 06/15/24	45	53,150
State of New Mexico GO
5.00%, 03/01/24	145	169,383
Series A, 5.00%, 03/01/24	170	198,587
State of New Mexico Severance Tax Permanent Fund RB
Series A, 5.00%, 07/01/24	285	335,964
Series B, 4.00%, 07/01/24	90	102,418

		1,680,285

New York — 9.8%
City of New York NY GO
Series 1, 5.00%, 08/01/24	85	100,804
Series 2015-A, 5.00%, 08/01/24	230	272,764
Series A-1, 5.00%, 08/01/24	50	59,297
Series B, 5.00%, 08/01/24	100	118,593
Series B-1, 5.00%, 12/01/24	25	30,000
Series C, 5.00%, 08/01/24	1,080	1,280,804
Series D, 4.00%, 08/01/24	120	137,555
Series E, 5.00%, 08/01/24	295	349,849
Series I, 5.00%, 03/01/24	80	93,390
County of Onondaga NY GOL, 5.00%, 05/01/24	60	70,588
Long Island Power Authority RB, Series A, 0.00%, 12/01/24 (AGM)(a)	50	48,267
Metropolitan Transportation Authority RB
Series A-1, 4.00%, 11/15/24	20	21,007
Series A-2, 5.00%, 11/15/24	90	98,534
Series B, 5.00%, 11/15/24	500	547,434
Series B, 5.25%, 11/15/24 (AMBAC)	100	111,249
Series B-2, 5.00%, 11/15/24	20	23,215
Series C-1, 5.00%, 11/15/24	755	826,589
Series F, 5.00%, 11/15/24	55	60,215
New York City Transitional Finance Authority Building Aid Revenue RB
Series S, 4.00%, 07/15/24 (SAW)	75	86,054
Series S, 5.00%, 07/15/24 (SAW)	85	100,865
Series S-1, 5.00%, 07/15/24 (SAW)	215	255,130
Series S-2, 5.00%, 07/15/24 (SAW)	115	136,465
New York City Transitional Finance Authority Future Tax Secured Revenue RB
Series A-1, 5.00%, 08/01/24	270	320,911
Series B-1, 5.00%, 08/01/24	150	178,284
Series C, 5.00%, 11/01/24	570	683,613
Series E-1, 5.00%, 02/01/24	80	93,274
New York City Water & Sewer System RB, Series AA, 5.00%, 06/15/24	760	901,512
New York State Dormitory Authority RB
Series A, 4.00%, 03/15/24	140	158,983
Series A, 5.00%, 02/15/24	230	268,320

Security	Par (000)	Value

New York (continued)
Series A, 5.00%, 03/15/24	$1,060	$1,241,270
Series A, 5.00%, 07/01/24	445	518,563
Series B, 5.00%, 10/01/24	15	17,616
Series B, 5.50%, 03/15/24 (AMBAC)	280	331,514
Series C, 5.00%, 03/15/24	105	123,014
Series D, 5.00%, 02/15/24	145	169,158
Series E, 5.00%, 02/15/24	315	367,482
Series E, 5.00%, 03/15/24	185	216,519
Series F, 5.00%, 10/01/24 (SAW)	20	23,381
New York State Environmental Facilities Corp. RB
5.00%, 06/15/24	305	361,532
Series A, 4.00%, 06/15/24	30	34,406
Series D, 5.00%, 09/15/24	130	155,553
New York State Thruway Authority RB
Series A, 4.00%, 01/01/24	100	111,121
Series J, 5.00%, 01/01/24	80	91,587
Series L, 5.00%, 01/01/24	185	211,795
New York State Urban Development Corp. RB
5.00%, 03/15/24	70	81,761
Series A, 5.00%, 03/15/24	835	975,289
Port Authority of New York & New Jersey RB, Series 194, 5.00%, 10/15/24	155	184,383
Sales Tax Asset Receivable Corp. RB, Series A, 5.00%, 10/15/24	490	590,381
Triborough Bridge & Tunnel Authority RB
Series A, 5.00%, 11/15/24	730	863,356
Series C-1, 5.00%, 11/15/24	165	195,142

		14,298,388

North Carolina — 2.5%
City of Winston-Salem NC Water & Sewer System Revenue RB, Series A, 5.00%, 06/01/24	10	11,844
County of Buncombe NC RB, 5.00%, 06/01/24	100	118,063
County of Durham NC GO, 5.00%, 10/01/24	45	53,954
County of Forsyth NC GO, 5.00%, 12/01/24	95	114,593
County of Guilford NC GO, 5.00%, 03/01/24	520	609,679
County of Mecklenburg NC GO
5.00%, 03/01/24	145	170,063
Series A, 5.00%, 12/01/24	125	150,840
Series B, 5.00%, 12/01/24	120	144,806
County of Orange NC GO, 4.00%, 04/01/24	200	227,970
County of Wake NC GO, Series A, 5.00%, 03/01/24	295	345,876
County of Wake NC RB
Series A, 5.00%, 08/01/24	135	160,398
Series A, 5.00%, 12/01/24	40	48,096
North Carolina State University at Raleigh RB, 5.00%, 10/01/24	25	29,928
State of North Carolina GO
Series A, 5.00%, 06/01/24	140	165,759
Series C, 5.00%, 05/01/24	535	631,386
State of North Carolina RB
5.00%, 03/01/24	255	297,383
Series B, 5.00%, 06/01/24	130	153,482
Series C, 5.00%, 05/01/24	100	117,687
University of North Carolina at Greensboro RB, 5.00%, 04/01/24	85	98,666

		3,650,473

Ohio — 2.7%
City of Columbus OH GO
Series 2017-1, 5.00%, 04/01/24	360	422,604

6

Schedule of Investments (unaudited) (continued) July 31, 2020	iShares® iBonds® Dec 2024 Term Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Ohio (continued)
Series A, 4.00%, 08/15/24	$280	$321,560
Series A, 5.00%, 07/01/24	50	59,262
County of Franklin OH GOL, 5.00%, 12/01/24	10	12,038
County of Hamilton OH Sales Tax Revenue RB, Series A, 5.00%, 12/01/24	100	118,439
Miami University/Oxford OH RB, 5.00%, 09/01/24	100	119,082
Ohio State University (The) RB, Series A, 5.00%, 12/01/24	50	60,192
Ohio University RB, Series A, 5.00%, 12/01/24	110	131,426
Ohio Water Development Authority RB
5.00%, 06/01/24	100	118,273
5.00%, 12/01/24	115	138,552
Ohio Water Development Authority Water Pollution Control Loan Fund RB
5.00%, 06/01/24	105	124,187
Series 2015-A, 5.00%, 06/01/24	200	236,546
Series 2015-A, 5.00%, 12/01/24	95	114,456
State of Ohio GO
Series A, 4.00%, 05/01/24	110	125,672
Series A, 5.00%, 08/01/24	185	220,372
Series A, 5.00%, 09/01/24	70	83,640
Series A, 5.00%, 09/15/24	130	155,553
Series B, 5.00%, 08/01/24	70	83,384
Series B, 5.00%, 09/15/24	75	89,742
Series S, 5.00%, 05/01/24	125	147,571
Series U, 5.00%, 05/01/24	100	118,057
State of Ohio RB
Series A, 5.00%, 04/01/24	475	554,762
Series A, 5.00%, 10/01/24	40	47,574
Series A, 5.00%, 12/01/24	185	221,297
Series B, 5.00%, 10/01/24	35	41,627
Series C, 5.00%, 12/01/24	35	41,867

		3,907,735

Oklahoma — 0.8%
City of Oklahoma City OK GO
4.00%, 03/01/24	250	283,535
5.00%, 03/01/24	10	11,697
Grand River Dam Authority RB
Series A, 4.00%, 06/01/24	240	272,647
Series A, 5.00%, 06/01/24	75	88,139
Oklahoma Capitol Improvement Authority RB
5.00%, 07/01/24	215	253,308
Series B, 5.00%, 01/01/24	15	17,354
Series B, 5.00%, 07/01/24	55	64,718
Series C, 5.00%, 07/01/24	30	35,301
Oklahoma Turnpike Authority RB, Series D, 5.00%, 01/01/24	115	133,176
Oklahoma Water Resources Board RB, 5.00%, 04/01/24	30	35,253

		1,195,128

Oregon — 1.8%
City of Portland OR GOL, Series B, 5.00%, 06/15/24	160	189,656
City of Portland OR Sewer System Revenue RB
Series A, 5.00%, 10/01/24	25	29,940
Series B, 5.00%, 06/01/24	50	59,116
City of Portland OR Water System Revenue RB, Series A, 5.00%, 05/01/24	250	294,730
Multnomah County School District No. 1 Portland/OR GO, Series B, 5.00%, 06/15/24 (GTD)	50	59,162
Oregon State Lottery RB
Series C, 5.00%, 04/01/24	140	164,067
Series E, 5.00%, 04/01/24 (MORAL OBLG)	130	152,348

Security	Par (000)	Value

Oregon (continued)
Portland Community College District GO, 5.00%, 06/15/24	$150	$177,484
State of Oregon Department of Transportation RB, Series A, 5.00%, 11/15/24	360	431,669
State of Oregon GO
Series A, 5.00%, 05/01/24	500	590,900
Series B, 5.00%, 08/01/24	15	17,901
Series H, 5.00%, 05/01/24	85	100,453
Series I, 5.00%, 08/01/24	15	17,901
Series O, 5.00%, 08/01/24	25	29,835
Washington & Clackamas Counties School District No. 23J Tigard-Tualatin GO, Series J, 5.00%, 06/15/24 (GTD)	200	236,646

		2,551,808

Pennsylvania — 2.3%
City of Philadelphia PA GO
5.00%, 08/01/24	125	146,340
Series A, 5.00%, 08/01/24	115	134,633
Commonwealth of Pennsylvania GO
First Series, 5.00%, 01/01/24	120	138,744
First Series, 5.00%, 03/01/24	105	122,166
First Series, 5.00%, 03/15/24	245	285,469
First Series, 5.00%, 06/15/24	170	199,927
First Series, 5.00%, 07/01/24	310	365,171
First Series, 5.00%, 08/15/24	335	396,362
First Series, 5.00%, 09/15/24	235	278,851
Second Series, 5.00%, 01/15/24	65	75,264
Second Series, 5.00%, 09/15/24	90	106,794
County of Berks PA GO, 5.00%, 11/15/24	100	119,956
County of Chester PA GO, 5.00%, 07/15/24	20	23,792
County of Montgomery PA GO, Series A, 5.00%, 04/01/24	20	23,510
Delaware County Authority RB, 5.00%, 08/01/24	45	52,334
Delaware River Joint Toll Bridge Commission RB, 5.00%, 07/01/24	245	290,489
Pennsylvania Infrastructure Investment Authority RB, Series A, 5.00%, 01/15/24	170	198,246
Pennsylvania Turnpike Commission RB
5.00%, 06/01/24	105	120,246
Series A, 5.00%, 12/01/24	95	110,817
Series A-1, 5.00%, 12/01/24	90	106,553
Series B, 5.00%, 12/01/24	70	82,874

		3,378,538

Rhode Island — 0.6%
Rhode Island Commerce Corp. RB, Series A, 4.00%, 06/15/24	210	236,082
Rhode Island Infrastructure Bank Water Pollution Control Revolving Fund RB, Series B, 5.00%, 10/01/24	85	101,756
Rhode Island Turnpike & Bridge Authority RB, Series A, 5.00%,10/01/24	215	248,764
State of Rhode Island GO
Series A, 5.00%, 05/01/24	155	181,844
Series D, 5.00%, 08/01/24	110	130,260

		898,706

South Carolina — 0.9%
Charleston Educational Excellence Finance Corp. RB, 5.00%, 12/01/24	45	53,829
City of Charleston SC Waterworks & Sewer System Revenue RB, 5.00%, 01/01/24	155	180,474
County of Charleston SC GO, Series C, 5.00%, 11/01/24 (SAW)	20	24,062
Horry County School District/SC GO, Series A, 5.00%, 03/01/24	55	64,356

7

Schedule of Investments (unaudited) (continued) July 31, 2020	iShares® iBonds® Dec 2024 Term Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

South Carolina (continued)
Lancaster County School District/SC GO, 5.00%, 03/01/24	$100	$117,011
Richland County School District No. 1/SC GO, Series C, 5.00%, 03/01/24	100	117,011
South Carolina Transportation Infrastructure Bank RB, Series A, 5.00%, 10/01/24	175	206,547
State of South Carolina GO, Series B, 5.00%, 04/01/24 (SAW)	475	558,557

		1,321,847

Tennessee — 1.5%
City of Memphis TN Electric System Revenue RB, 5.00%, 12/01/24	25	29,965
County of Blount TN GO, Series B, 5.00%, 06/01/24	100	117,812
County of Williamson TN GO, 5.00%, 04/01/24	150	176,266
Metropolitan Government of Nashville & Davidson County TN Electric Revenue RB, Series A, 5.00%, 05/15/24	185	218,198
Metropolitan Government of Nashville & Davidson County TN GO
5.00%, 01/01/24	245	284,901
5.00%, 07/01/24	255	302,346
State of Tennessee GO
Series A, 5.00%, 08/01/24	110	131,032
Series B, 5.00%, 08/01/24	375	446,700
Tennessee State School Bond Authority RB
Series A, 5.00%, 11/01/24	205	245,670
Series B, 5.00%, 11/01/24	250	299,012

		2,251,902

Texas — 12.4%
Alamo Community College District GOL, 5.00%, 02/15/24	40	46,662
Aldine Independent School District GO, 5.00%, 02/15/24 (PSF)	125	145,914
Alief Independent School District GO, 5.00%, 02/15/24 (PSF)	125	145,914
Allen Independent School District GO, 5.00%, 02/15/24 (PSF)	100	116,385
Arlington Independent School District/TX GO
Series A, 5.00%, 02/15/24 (PSF)	40	46,692
Series B, 5.00%, 02/15/24 (PSF)	75	87,548
Austin Independent School District GO
5.00%, 08/01/24 (PSF)	125	148,296
Series A, 4.00%, 08/01/24 (PSF)	125	143,340
Series A, 5.00%, 08/01/24 (PSF)	35	41,523
Birdville Independent School District GO
5.00%, 02/15/24 (PSF)	10	11,662
Series A, 5.00%, 02/15/24 (PSF)	105	122,446
Central Texas Turnpike System RB
Series A, 0.00%, 08/15/24 (AMBAC)(a)	25	24,070
Series C, 5.00%, 08/15/24	125	143,087
City of Austin TX GOL
5.00%, 09/01/24	155	184,994
Series A, 5.00%, 09/01/24	230	274,507
City of Austin TX Water & Wastewater System RB
5.00%, 11/15/24	155	185,712
Series A, 5.00%, 11/15/24	195	233,637
City of Austin TX Water & Wastewater System Revenue RB, Series A, 5.00%, 05/15/24	90	105,890
City of Brownsville TX GOL
5.00%, 02/15/24	10	11,600
5.00%, 02/15/24 (ETM)	5	5,827
City of Dallas TX Waterworks & Sewer System Revenue RB, Series A, 5.00%, 10/01/24	65	77,426
City of Denton TX GOL, 5.00%, 02/15/24	25	29,144
City of El Paso TX GOL, 5.00%, 08/15/24	35	41,658

Security	Par (000)	Value

Texas (continued)
City of Grand Prairie TX GOL, 5.00%, 02/15/24	$180	$210,184
City of Houston TX Combined Utility System RB, Series B, 5.00%, 11/15/24	190	228,184
City of Houston TX Combined Utility System Revenue RB
Series B, 5.00%, 11/15/24	45	54,044
Series C, 5.00%, 05/15/24	160	188,646
Series D, 5.00%, 11/15/24	110	132,107
City of Pflugerville TX GOL, 5.00%, 08/01/24	60	70,815
City of Plano TX GOL, 5.00%, 09/01/24	50	59,631
City of San Antonio Texas Electric & Gas Systems Revenue RB, 5.25%, 02/01/24	160	187,755
City of San Antonio TX Electric & Gas Systems Revenue RB
5.00%, 02/01/24	240	279,590
5.00%, 02/01/24 (ETM)	155	180,639
City of San Antonio TX GOL
5.00%, 02/01/24	240	279,641
5.00%, 08/01/24	200	237,538
Clear Creek Independent School District GO, 5.00%, 02/15/24 (PSF)	30	35,054
Comal Independent School District GO, Series B, 5.00%, 02/01/24 (PSF)	75	87,359
Conroe Independent School District GO, 5.00%, 02/15/24 (PSF)	105	122,487
County of Bexar TX GOL, 5.00%, 06/15/24	105	124,328
County of Denton TX GOL, 5.00%, 07/15/24	85	100,747
Crowley Independent School District GO, Series A, 5.00%, 08/01/24 (PSF)	80	94,874
Cypress-Fairbanks Independent School District GO
5.00%, 02/15/24 (PSF)	115	134,196
Series C, 5.00%, 02/15/24 (PSF)	65	75,850
Dallas Area Rapid Transit RB, Series A, 5.00%, 12/01/24	320	383,546
Fort Bend Independent School District GO
Series C, 5.00%, 02/15/24 (PSF)	25	29,212
Series C, 5.00%, 08/15/24 (PSF)	75	89,335
Fort Worth Independent School District GO, 5.00%, 02/15/24 (PSF)	375	438,030
Frisco Independent School District GO, 5.00%, 08/15/24 (PSF)	185	220,194
Grapevine-Colleyville Independent School District GO, 0.00%, 08/15/24 (PSF)(a)	70	68,790
Harris County Toll Road Authority (The) RB, Series A, 5.00%, 08/15/24	90	106,644
Katy Independent School District GO, Series D, 5.00%, 02/15/24 (PSF)	125	145,817
Keller Independent School District/TX GO
Series A, 5.00%, 02/15/24 (PSF)	85	98,894
Series A, 5.00%, 08/15/24 (PSF)	70	82,976
Klein Independent School District GO
5.00%, 08/01/24 (PSF)	65	77,285
Series A, 5.00%, 08/01/24 (PSF)	270	321,030
Lamar Consolidated Independent School District GO
5.00%, 02/15/24 (PSF)	120	139,570
Series A, 2.00%, 02/15/24 (PSF)	50	52,841
Laredo Independent School District GO, 0.00%, 08/01/24 (PSF)(a)	150	147,511
Leander Independent School District GO, Series D, 0.00%, 08/15/24 (PSF)(a)	100	97,996
Lewisville Independent School District GO
5.00%, 08/15/24	190	226,822
5.00%, 08/15/24 (PSF)	85	101,473

8

Schedule of Investments (unaudited) (continued) July 31, 2020	iShares® iBonds® Dec 2024 Term Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Texas (continued)
Lone Star College System GOL
5.00%, 09/15/24	$185	$221,110
Series A, 5.00%, 02/15/24	20	23,377
Series A, 5.00%, 08/15/24	90	107,241
Lower Colorado River Authority RB
5.00%, 05/15/24	20	23,383
Series B, 5.00%, 05/15/24	160	187,062
Metropolitan Transit Authority of Harris County RB
Series A, 5.00%, 11/01/24	175	208,656
Series B, 5.00%, 11/01/24	125	149,040
Series D, 5.00%, 11/01/24	285	339,811
North East Independent School District/TX GO
5.00%, 08/01/24 (PSF)	335	397,287
5.25%, 02/01/24 (PSF)	100	117,233
North Texas Municipal Water District RB
5.00%, 06/01/24	135	159,725
5.50%, 06/01/24	50	60,110
North Texas Tollway Authority RB, Series A, 5.00%, 01/01/24	305	350,848
Northside Independent School District GO
5.00%, 08/01/24 (PSF)	50	59,538
5.00%, 08/15/24 (PSF)	75	89,434
Series A, 5.00%, 08/15/24 (PSF)	165	196,756
Northwest Independent School District GO, Series A, 5.00%, 02/15/24 (PSF)	95	110,857
Pasadena Independent School District GO, 5.00%, 02/15/24 (PSF)	50	58,443
Permanent University Fund — University of Texas System RB
Series A, 5.00%, 07/01/24	110	130,094
Series B, 5.00%, 07/01/24	175	206,968
Pflugerville Independent School District GO, 5.00%, 02/15/24 (PSF)	100	116,769
Rockwall Independent School District GO, Series A, 0.00%, 02/15/24 (PSF)(a)	35	34,354
Round Rock Independent School District GO, 5.00%, 08/01/24 (PSF)	165	196,113
San Antonio Independent School District/TX GO, 5.00%, 02/15/24 (PSF)	300	349,845
San Antonio Water System RB
Series A, 5.00%, 05/15/24	385	454,569
Series B, 5.00%, 05/15/24	100	118,070
Spring Independent School District GO, 5.00%, 08/15/24 (PSF)	125	149,002
State of Texas GO
5.00%, 04/01/24	100	117,511
Series A, 5.00%, 10/01/24	455	544,903
Series B-1, 5.00%, 08/01/24	65	77,371
Series D, 5.00%, 05/15/24	425	501,797
Tarrant Regional Water District RB, Series A, 5.00%, 03/01/24	200	233,476
Texas A&M University RB
Series C, 5.00%, 05/15/24	375	442,294
Series E, 4.00%, 05/15/24	25	28,546
Series E, 5.00%, 05/15/24	150	176,918
Texas State University System RB, Series A, 5.00%, 03/15/24	230	268,987
Texas Transportation Commission State Highway Fund RB
5.00%, 10/01/24	195	233,530
Series A, 5.00%, 04/01/24	500	587,555
Texas Water Development Board RB
5.00%, 04/15/24	280	329,526
5.00%, 08/01/24	115	136,887
Series A, 5.00%, 10/15/24	195	233,858

Security	Par (000)	Value

Texas (continued)
Series B, 5.00%, 04/15/24	$50	$58,844
Tyler Independent School District GO, 5.00%, 02/15/24 (PSF)	30	35,019
United Independent School District/TX GO, 5.00%, 08/15/24 (PSF)	20	23,787
University of Houston RB, Series A, 5.00%, 02/15/24	400	464,620
University of North Texas System RB, Series A, 5.00%, 04/15/24	45	52,669
University of Texas System (The) RB
Series C, 5.00%, 08/15/24	125	149,225
Series D, 5.00%, 08/15/24	120	143,256
Series E, 5.00%, 08/15/24	175	208,915
Series H, 5.00%, 08/15/24	210	250,698
Ysleta Independent School District GO, 5.00%, 08/15/24 (PSF)	75	89,102

		18,090,558

Utah — 1.0%
City of Ogden City UT Sewer & Water Revenue RB, 5.00%, 06/15/24	50	58,949
Metropolitan Water District of Salt Lake & Sandy RB, Series A, 5.00%, 07/01/24	25	29,631
Nebo School District GO, Series C, 4.00%, 07/01/24 (GTD)	100	114,636
State of Utah GO, 5.00%, 07/01/24	400	475,648
University of Utah (The) RB
Series A, 5.00%, 08/01/24	190	226,161
Series A, 5.00%, 08/01/24 (SAP)	90	107,129
Series B, 5.00%, 08/01/24	30	35,710
Utah State Building Ownership Authority RB, 5.00%, 05/15/24	100	117,738
Utah Transit Authority RB, Series A, 5.00%, 06/15/24	210	247,588

		1,413,190

Vermont — 0.1%
State of Vermont GO, Series A, 5.00%, 02/15/24	165	193,050

Virginia — 5.1%
City of Alexandria VA GO
Series C, 5.00%, 07/01/24 (SAW)	260	308,948
Series C, 5.00%, 07/15/24 (SAW)	100	119,004
City of Chesapeake VA GO, Series C, 5.00%, 12/01/24	45	54,410
City of Norfolk VA GO
Series A, 5.00%, 09/01/35 (PR 09/01/24) (SAW)	150	179,139
Series A, 5.00%, 09/01/37 (PR 09/01/24) (SAW)	600	716,556
City of Richmond VA GO
Series B, 5.00%, 07/15/24	85	101,117
Series B, 5.00%, 07/15/24 (SAW)	225	267,662
City of Virginia Beach VA GO, Series B, 5.00%, 09/15/24 (SAW)	75	89,776
Commonwealth of Virginia GO
Series B, 5.00%, 06/01/24	50	58,969
Series B, 5.00%, 06/01/24 (SAW)	100	117,937
County of Arlington VA GO, 5.00%, 08/15/24	125	149,114
County of Fairfax VA GO
Series A, 4.00%, 10/01/24 (SAW)	250	289,505
Series A, 5.00%, 10/01/24 (SAW)	400	479,772
Series B, 5.00%, 10/01/24 (SAW)	50	59,972
County of Henrico VA GO
Series A, 5.00%, 08/01/24	100	119,297
Series B, 5.00%, 08/01/24 (SAW)	205	244,559
Fairfax County Water Authority RB, 5.00%, 04/01/24	75	88,223
Hampton Roads Sanitation District RB
Series A, 5.00%, 07/01/24	150	178,108
Series A, 5.00%, 08/01/24	70	83,384

9

Schedule of Investments (unaudited) (continued) July 31, 2020	iShares® iBonds® Dec 2024 Term Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Virginia (continued)
Virginia College Building Authority RB
5.00%, 02/01/24	$100	$116,783
Series A, 4.00%, 02/01/28 (PR 02/01/24)	250	283,132
Series A, 5.00%, 09/01/24	305	364,295
Series A, 5.00%, 09/01/24 (SAW)	50	59,452
Series B, 5.00%, 09/01/24	75	89,581
Series D, 5.00%, 02/01/24 (NPFGC)	120	140,140
Series E-1, 5.00%, 02/01/24	115	134,300
Virginia Commonwealth Transportation Board RB
5.00%, 03/15/24	145	170,037
5.00%, 05/15/24	90	106,225
5.00%, 09/15/24	470	561,739
Virginia Public Building Authority RB
Series A, 5.00%, 08/01/24	440	523,527
Series C, 5.00%, 08/01/24	140	166,954
Virginia Public School Authority RB
5.00%, 02/01/24	75	87,616
5.00%, 08/01/24 (SAW)	130	154,790
Series B, 5.00%, 08/01/24 (SAW)	255	303,756
Series C, 5.00%, 08/01/24 (SAW)	100	119,120
Virginia Resources Authority RB
5.00%, 11/01/24	105	126,295
Series A, 5.00%, 11/01/24	60	72,213
Series D, 5.00%, 11/01/24	125	150,443

		7,435,850

Washington — 5.4%
Cascade Water Alliance RB, 5.00%, 01/01/24	60	69,749
Central Puget Sound Regional Transit Authority RB, Series S-1, 5.00%, 11/01/24	175	209,554
City of Bellevue WA GOL, 5.00%, 12/01/24	130	156,749
City of Marysville WA Water & Sewer Revenue RB, 5.00%, 04/01/24	40	46,876
City of Seattle WA Drainage & Wastewater Revenue RB, 5.00%, 04/01/24	290	340,431
City of Seattle WA GOL
4.00%, 05/01/24	45	51,375
Series A, 5.00%, 06/01/24	80	94,618
City of Seattle WA Municipal Light & Power Revenue RB
5.00%, 09/01/24	30	35,832
Series B, 5.00%, 04/01/24	50	58,755
Series C, 5.00%, 09/01/24	190	226,938
Series C, 5.00%, 10/01/24	75	89,854
City of Seattle WA Water System Revenue RB, 5.00%, 08/01/24	155	184,295
Clark & Skamania Counties School District No. 112-6 Washougal GO, 5.00%, 12/01/24 (GTD)	25	30,000
Clark County School District No. 37 Vancouver GO, Series C, 5.00%, 12/01/24 (GTD)	100	120,288
County of King WA GOL
5.00%, 07/01/24	100	118,524
Series C, 5.00%, 12/01/24	35	42,134
Series E, 5.00%, 12/01/24	25	30,084
County of King WA Sewer Revenue RB, Series B, 5.00%, 07/01/24	120	142,332
Energy Northwest RB
5.00%, 07/01/24	105	124,450
Series A, 4.00%, 07/01/24	80	91,709
Series A, 5.00%, 07/01/24	740	877,078
King County Rural Library District GO, 4.00%, 12/01/24	50	57,833

Security	Par (000)	Value

Washington (continued)
King County School District No. 210 Federal Way GO, 4.00%, 12/01/24 (GTD)	$10	$11,604
King County School District No. 403 Renton GO, 4.00%, 12/01/24 (GTD)	100	115,992
King County School District No. 405 Bellevue GO, 5.00%, 12/01/24 (GTD)	35	42,118
King County School District No. 414 Lake Washington GO, 5.00%, 12/01/24 (GTD)	80	96,461
Pierce County School District No. 10 Tacoma GO, 5.00%, 12/01/24 (GTD)	160	192,155
Pierce County School District No. 320 Sumner GO, 5.00%, 12/01/24 (GTD)	20	24,067
Pierce County School District No. 83 University Place GO, 5.00%, 12/01/24 (GTD)	100	120,336
Port of Seattle WA RB, Series B, 5.00%, 03/01/24	40	46,031
Port of Tacoma WA RB, Series A, 5.00%, 12/01/24	10	11,986
Snohomish County School District No. 103 Monroe GO, 5.00%, 12/01/24 (GTD)	215	258,209
Snohomish County School District No. 201 Snohomish GO, 5.00%, 12/01/24 (GTD)	100	120,001
Snohomish County School District No. 6 Mukilteo GO, 5.00%, 12/01/24 (GTD)	85	102,286
Spokane & Whitman Counties School District No. 360 Cheney GO, 5.00%, 12/01/24 (GTD)	75	90,252
Spokane County School District No. 356 Central Valley GO, 5.00%, 12/01/24 (GTD)	15	18,058
State of Washington COP
Series A, 5.00%, 07/01/24	70	82,817
Series B, 5.00%, 07/01/24	385	455,493
State of Washington GO
Series 03-C, 0.00%, 06/01/24 (NPFGC)(a)	25	24,563
Series 2016-A, 5.00%, 07/01/24	95	112,720
Series A-1, 5.00%, 08/01/24	135	160,693
Series B, 5.00%, 07/01/24	730	866,167
Series C, 0.00%, 06/01/24 (AMBAC)(a)	100	98,251
Series C, 5.00%, 02/01/24	90	105,070
Series D, 5.00%, 02/01/24	115	134,257
Series E, 0.00%, 12/01/24(a)	60	58,648
Series R, 5.00%, 07/01/24	25	29,663
Series R-2018C, 5.00%, 08/01/24	440	523,741
Series R-2018D, 5.00%, 08/01/24	40	47,613
Tacoma Metropolitan Park District GO, 5.00%, 12/01/24	375	451,260
Washington State University RB
5.00%, 04/01/24	70	81,643
5.00%, 10/01/24	80	95,002
Whatcom County School District No. 503 Blaine GO, 5.00%, 12/01/24 (GTD)	25	30,000

		7,806,615

West Virginia — 0.9%
State of West Virginia GO
Series A, 0.00%, 11/01/24 (NPFGC)(a)	125	122,636
Series A, 5.00%, 06/01/24	365	431,083
Series A, 5.00%, 12/01/24	25	30,072
Series B, 5.00%, 06/01/24	20	23,621
West Virginia Commissioner of Highways RB, Series A, 5.00%, 09/01/24	325	385,996
West Virginia State School Building Authority Lottery Revenue RB, Series A, 5.00%, 07/01/24	145	171,362

10

Schedule of Investments (unaudited) (continued) July 31, 2020	iShares® iBonds® Dec 2024 Term Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

West Virginia (continued)
West Virginia Water Development Authority RB, Series A, 5.00%, 07/01/24	$150	$177,401

		1,342,171

Wisconsin — 1.9%
City of Madison WI GO, Series A, 4.00%, 10/01/24	165	190,258
Milwaukee County Metropolitan Sewer District GO, Series A, 5.00%, 10/01/24	35	41,835
State of Wisconsin Clean Water Fund Leveraged Loan Portfolio RB
5.00%, 06/01/26 (PR 06/01/24)	60	70,868
Series 1, 5.00%, 06/01/24	85	100,396
State of Wisconsin Environmental Improvement Fund Revenue RB, Series A, 5.00%, 06/01/24	115	136,111
State of Wisconsin GO
Series 1, 5.00%, 11/01/24	75	90,231
Series 2, 5.00%, 11/01/24	520	625,601
Series A, 5.00%, 05/01/24	125	147,571
State of Wisconsin RB, Series A, 5.00%, 05/01/24	510	601,668
Wisconsin Department of Transportation RB
Series 1, 5.00%, 07/01/24	50	59,391
Series 2, 5.00%, 07/01/24	470	558,275
Series A, 5.00%, 07/01/24	80	95,026

		2,717,231

Total Municipal Debt Obligations — 98.8% (Cost: $137,491,416)		143,503,556

Security	Shares (000)	Value

Short-Term Investments

Money Market Funds — 0.1%
BlackRock Liquidity Funds: MuniCash, 0.04%(d)(e)	127	$127,355

Total Short-Term Investments — 0.1% (Cost: $127,317)		127,355

Total Investments in Securities — 98.9% (Cost: $137,618,733)		143,630,911

Other Assets, Less Liabilities — 1.1%		1,638,569

Net Assets — 100.0%		$145,269,480

(a)	Zero-coupon bond.
(b)	Variable or floating rate security. Rate shown is the rate in effect as of period-end.
(c)	Security is payable upon demand on each reset date.
(d)	Affiliate of the Fund.
(e)	Annualized 7-day yield as of period-end.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended July 31, 2020, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 10/31/19	Purchases at Cost	Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 07/31/20	Shares Held at 07/31/20 (000)	Income	Capital Gain Distributions from Underlying Funds
BlackRock Liquidity Funds: MuniCash	$210,182	$—	$(82,575	)(a)	$(269)	$17	$127,355	127	$3,577	$—

(a)	Represents net amount purchased (sold).

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at iShares.com and on the U.S. Securities and Exchange Commission website at sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of July 31, 2020. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Municipal Debt Obligations	$—	$143,503,556	$—	$143,503,556
Money Market Funds	127,355	—	—	127,355

	$127,355	$143,503,556	$—	$143,630,911

Portfolio Abbreviations — Fixed Income

AGC	Assured Guaranty Corp.	COP	Certificates of Participation

AGM	Assured Guaranty Municipal Corp.	ETM	Escrowed to Maturity

AMBAC	Ambac Assurance Corp.	GO	General Obligation

11

Schedule of Investments (unaudited) (continued) July 31, 2020	iShares® iBonds® Dec 2024 Term Muni Bond ETF

Portfolio Abbreviations — Fixed Income (continued)

GOL	General Obligation Limited

GTD	Guaranteed

MO	Moral Obligation

NPFGC	National Public Finance Guarantee Corp.

PR	Prerefunded

PSF	Permanent School Fund

RB	Revenue Bond

SAP	Subject to Appropriations

SAW	State Aid Withholding

12